SCOPE OF CONSOLIDATION - Other Investments (Details) - Other investments - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Jul. 16, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		$ 772	$ 855
Erdemir
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		642	577
Unrealized gains (losses) recognized in OCI		196	127
Stalprodukt S.A.
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		57	101
Unrealized gains (losses) recognized in OCI		(32)	11
Powercell Sweden
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		$ 23	12
Sale of shares (in shares)		3.4
Consideration received		$ 36
Proportion of ownership interest in equity investment		3.90%
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income		$ 19
Gerdau
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		0	115
Consideration received	$ 116
Accumulated gain on financial assets measured at fair value through other comprehensive income			48
Sale of preferred shares (in shares)	30.0
Proportion of preferred shares held	2.60%
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	$ 51
Others
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		$ 50	$ 50